Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 607,356	$ 1,558,640	$ 1,426,145
Cost of services	(653,583)	(1,138,425)	(971,425)
Gross (loss) / profit	(46,227)	420,215	454,720
Selling, general and administrative expenses	(101,775)	(168,291)	(171,899)
Impairment loss	(62,268)	(42,801)
Other operating income	54,105	17,259	20,207
Other operating expense	(7,533)	(2,747)	(4,054)
Operating (loss) / income	(163,698)	223,635	298,974
Share of income / (loss) in associates	(6,159)	(5,353)	(4,146)
Amortization and depreciation	183,448	162,447	151,049
Adjusted Ebitda	13,591	380,729	445,877
Construction services revenue	(125,778)	(350,264)	(198,417)
Construction services cost	124,438	347,998	196,344
Adjusted Ebitda excluding Construction Services	12,251	378,463	443,804
Construction services revenue	125,778	350,264	198,417
Construction services cost	(124,438)	(347,998)	(196,344)
Adjusted Ebitda	13,591	380,729	445,877
Financial income	35,697	51,889	76,281
Financial loss	(215,496)	(233,521)	(331,147)
Inflation adjustment	(26,532)	(25,391)	(36,460)
Amortization and depreciation	(183,448)	(162,447)	(151,049)
(Loss) / Income before income tax	(376,188)	11,259	3,502
Income tax	14,295	(17,079)	(14,101)
Net loss	(361,893)	(5,820)	(10,599)
Current assets	519,993	507,643
Non-current assets	2,885,658	3,374,600
Capital Expenditure	138,043	372,373
Current liabilities	552,554	562,302
Non-current liabilities	2,047,811	2,121,327
Depreciation, right-of-use assets	3,213	3,443
Interest expense on lease liabilities	407	477
Operating segments | Argentina | Airports
Disclosure of operating segments [line items]
Revenue	350,073	935,035	822,756
Cost of services	(380,176)	(711,144)	(562,275)
Gross (loss) / profit	(30,103)	223,891	260,481
Selling, general and administrative expenses	(38,033)	(88,083)	(75,189)
Impairment loss	0	0
Other operating income	6,522	15,474	15,854
Other operating expense	(2,731)	(1,075)	(1,553)
Operating (loss) / income	(64,345)	150,207	199,593
Share of income / (loss) in associates	0	0	0
Amortization and depreciation	115,119	91,217	75,164
Adjusted Ebitda	50,774	241,424	274,757
Construction services revenue	(95,793)	(308,296)	(176,131)
Construction services cost	95,684	308,072	175,964
Adjusted Ebitda excluding Construction Services	50,665	241,200	274,590
Construction services revenue	95,793	308,296	176,131
Construction services cost	(95,684)	(308,072)	(175,964)
Adjusted Ebitda	50,774	241,424	274,757
Current assets	146,414	149,064
Non-current assets	1,170,598	1,235,497
Capital Expenditure	95,794	308,301
Current liabilities	273,173	220,849
Non-current liabilities	509,623	516,344
Operating segments | Argentina | Others
Disclosure of operating segments [line items]
Revenue	184	217	256
Cost of services	(71)	(18)	(19)
Gross (loss) / profit	113	199	237
Selling, general and administrative expenses	(144)	(308)	(251)
Impairment loss	0	0
Other operating income	3	38	41
Other operating expense	(16)	0	0
Operating (loss) / income	(44)	(71)	27
Share of income / (loss) in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	(44)	(71)	27
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(44)	(71)	27
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(44)	(71)	27
Current assets	96	139
Non-current assets	21	22
Capital Expenditure	0	0
Current liabilities	40	29
Non-current liabilities	0	0
Operating segments | Brazil | Airports
Disclosure of operating segments [line items]
Revenue	51,393	116,581	123,241
Cost of services	(60,799)	(96,210)	(103,933)
Gross (loss) / profit	(9,406)	20,371	19,308
Selling, general and administrative expenses	(11,300)	(12,515)	(20,204)
Impairment loss	(26,362)	(42,801)
Other operating income	34,829	1,341	2,186
Other operating expense	(3,320)	(332)	(1,445)
Operating (loss) / income	(15,559)	(33,936)	(155)
Share of income / (loss) in associates	0	0	0
Amortization and depreciation	9,065	11,788	15,011
Adjusted Ebitda	(6,494)	(22,148)	14,856
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(6,494)	(22,148)	14,856
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(6,494)	(22,148)	14,856
Current assets	35,180	47,726
Non-current assets	756,448	1,106,996
Capital Expenditure	3,224	5,347
Current liabilities	103,756	129,875
Non-current liabilities	881,535	1,080,283
Operating segments | Brazil | Others
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of services	0	0	0
Gross (loss) / profit	0	0	0
Selling, general and administrative expenses	(38)	(115)	(15)
Impairment loss	0	0
Other operating income	0	0	0
Other operating expense	0	0	0
Operating (loss) / income	(38)	(115)	(15)
Share of income / (loss) in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	(38)	(115)	(15)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(38)	(115)	(15)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(38)	(115)	(15)
Current assets	31	140
Non-current assets	122	104
Capital Expenditure	0	0
Current liabilities	1	2
Non-current liabilities	0	0
Operating segments | Uruguay | Airports
Disclosure of operating segments [line items]
Revenue	48,843	107,744	105,707
Cost of services	(40,306)	(54,218)	(51,953)
Gross (loss) / profit	8,537	53,526	53,754
Selling, general and administrative expenses	(7,943)	(12,625)	(12,796)
Impairment loss	0	0
Other operating income	281	131	440
Other operating expense	(132)	(346)	(267)
Operating (loss) / income	743	40,686	41,131
Share of income / (loss) in associates	0	0	0
Amortization and depreciation	11,467	12,124	12,687
Adjusted Ebitda	12,210	52,810	53,818
Construction services revenue	(9,281)	(6,110)	(653)
Construction services cost	9,281	6,110	634
Adjusted Ebitda excluding Construction Services	12,210	52,810	53,799
Construction services revenue	9,281	6,110	653
Construction services cost	(9,281)	(6,110)	(634)
Adjusted Ebitda	12,210	52,810	53,818
Current assets	11,936	16,691
Non-current assets	149,871	151,717
Capital Expenditure	10,818	7,040
Current liabilities	20,578	21,080
Non-current liabilities	53,962	48,018
Operating segments | Uruguay | Others
Disclosure of operating segments [line items]
Revenue	15,536	16,888	17,668
Cost of services	(11,004)	(12,968)	(13,305)
Gross (loss) / profit	4,532	3,920	4,363
Selling, general and administrative expenses	(1,520)	(1,346)	(1,348)
Impairment loss	0	0
Other operating income	117	49	84
Other operating expense	(131)	(75)	(98)
Operating (loss) / income	2,998	2,548	3,001
Share of income / (loss) in associates	0	0	0
Amortization and depreciation	1,134	1,024	946
Adjusted Ebitda	4,132	3,572	3,947
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	4,132	3,572	3,947
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	4,132	3,572	3,947
Current assets	4,148	4,222
Non-current assets	6,420	6,425
Capital Expenditure	1,160	2,332
Current liabilities	2,608	2,740
Non-current liabilities	2,666	3,644
Operating segments | AM | Airports
Disclosure of operating segments [line items]
Revenue	39,434	133,463	118,376
Cost of services	(39,517)	(82,472)	(68,541)
Gross (loss) / profit	(83)	50,991	49,835
Selling, general and administrative expenses	(8,596)	(12,259)	(12,676)
Impairment loss	0	0
Other operating income	129	103	137
Other operating expense	(889)	(731)	(611)
Operating (loss) / income	(9,439)	38,104	36,685
Share of income / (loss) in associates	0	0	0
Amortization and depreciation	14,900	13,724	12,137
Adjusted Ebitda	5,461	51,828	48,822
Construction services revenue	(1,730)	(11,591)	(5,799)
Construction services cost	1,679	11,255	5,629
Adjusted Ebitda excluding Construction Services	5,410	51,492	48,652
Construction services revenue	1,730	11,591	5,799
Construction services cost	(1,679)	(11,255)	(5,629)
Adjusted Ebitda	5,461	51,828	48,822
Current assets	40,705	57,323
Non-current assets	144,745	169,130
Capital Expenditure	2,701	13,270
Current liabilities	4,046	27,853
Non-current liabilities	64,242	54,009
Operating segments | Ecuador | Airports
Disclosure of operating segments [line items]
Revenue	49,741	109,608	89,225
Cost of services	(42,753)	(71,958)	(51,382)
Gross (loss) / profit	6,988	37,650	37,843
Selling, general and administrative expenses	(10,583)	(17,035)	(20,512)
Impairment loss	0	0
Other operating income	256	140	1,465
Other operating expense	(389)	(93)	(80)
Operating (loss) / income	(3,728)	20,662	18,716
Share of income / (loss) in associates	0	0	0
Amortization and depreciation	5,074	4,646	5,954
Adjusted Ebitda	1,346	25,308	24,670
Construction services revenue	(8,611)	(14,888)	0
Construction services cost	8,611	14,888	0
Adjusted Ebitda excluding Construction Services	1,346	25,308	24,670
Construction services revenue	8,611	14,888	0
Construction services cost	(8,611)	(14,888)	0
Adjusted Ebitda	1,346	25,308	24,670
Current assets	30,209	50,629
Non-current assets	64,580	63,914
Capital Expenditure	10,509	18,198
Current liabilities	27,544	49,616
Non-current liabilities	25,451	17,839
Operating segments | Italy | Airports
Disclosure of operating segments [line items]
Revenue	58,318	145,635	155,483
Cost of services	(72,163)	(104,573)	(115,077)
Gross (loss) / profit	(13,845)	41,062	40,406
Selling, general and administrative expenses	(14,437)	(15,012)	(13,610)
Impairment loss	0	0
Other operating income	11,968	0	0
Other operating expense	(18)	(111)	0
Operating (loss) / income	(16,296)	25,939	26,796
Share of income / (loss) in associates	115	35	43
Amortization and depreciation	11,903	12,530	11,935
Adjusted Ebitda	(4,278)	38,504	38,774
Construction services revenue	(10,363)	(9,379)	(15,834)
Construction services cost	9,183	7,673	14,117
Adjusted Ebitda excluding Construction Services	(5,458)	36,798	37,057
Construction services revenue	10,363	9,379	15,834
Construction services cost	(9,183)	(7,673)	(14,117)
Adjusted Ebitda	(4,278)	38,504	38,774
Current assets	132,706	55,249
Non-current assets	274,620	245,541
Capital Expenditure	13,835	17,905
Current liabilities	117,787	105,873
Non-current liabilities	158,523	60,650
Operating segments | PERU | Airports
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of services	0	0	0
Gross (loss) / profit	0	0	0
Selling, general and administrative expenses		0	0
Impairment loss	0	0
Other operating income	0	0	0
Other operating expense	0	0	0
Operating (loss) / income		0	0
Share of income / (loss) in associates	(6,556)	(5,088)	(5,325)
Amortization and depreciation	0	0	0
Adjusted Ebitda	(6,556)	(5,088)	(5,325)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(6,556)	(5,088)	(5,325)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(6,556)	(5,088)	(5,325)
Current assets	0	0
Non-current assets	3,081	8,059
Capital Expenditure	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(8,552)	(12,326)	(12,313)
Cost of services	7,118	9,191	9,578
Gross (loss) / profit	(1,434)	(3,135)	(2,735)
Selling, general and administrative expenses	1,357	3,137	2,735
Impairment loss	0	0
Other operating income	0	(17)	0
Other operating expense	(77)	16	0
Operating (loss) / income		1	0
Share of income / (loss) in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	0	1	0
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	0	1	0
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	0	1	0
Current assets	(65,395)	(59,393)
Non-current assets	(768)	(768)
Capital Expenditure	0	(33)
Current liabilities	(65,165)	(59,393)
Non-current liabilities	(998)	(768)
Unallocated
Disclosure of operating segments [line items]
Revenue	2,386	5,795	5,746
Cost of services	(13,912)	(14,055)	(14,518)
Gross (loss) / profit	(11,526)	(8,260)	(8,772)
Selling, general and administrative expenses	(10,538)	(12,130)	(18,033)
Impairment loss	(35,906)	0
Other operating income	0	0	0
Other operating expense	(20)	0	0
Operating (loss) / income	(57,990)	(20,390)	(26,805)
Share of income / (loss) in associates	282	(300)	1,136
Amortization and depreciation	14,786	15,394	17,215
Adjusted Ebitda	(42,922)	(5,296)	(8,454)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(42,922)	(5,296)	(8,454)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(42,922)	(5,296)	$ (8,454)
Current assets	183,963	185,853
Non-current assets	315,920	387,963
Capital Expenditure	2	13
Current liabilities	68,186	63,778
Non-current liabilities	$ 352,807	$ 341,308